Earnings per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per share before and after dilution
Loss for the year	kr (466,186)	kr (412,267)	kr (500,293)
Weighted-average number of common shares outstanding (in shares)	53,672,069	53,022,550	50,829,255
Loss per share before and after dilution (in SEK per share)	kr (8.69)	kr (7.78)	kr (9.84)
Options
Loss per share before and after dilution
Number of potential dilutive instruments (in shares)	6,098,730
Share Awards
Loss per share before and after dilution
Number of potential dilutive instruments (in shares)	100,975